Average Annual Total Returns - FidelityFixed-IncomeActiveETFs-ComboPRO - FidelityFixed-IncomeActiveETFs-ComboPRO - Fidelity Corporate Bond ETF	Dec. 30, 2023
Fidelity Corporate Bond ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(16.30%)
Past 5 years	0.50%
Since Inception	1.73%	[1]
Fidelity Corporate Bond ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.37%)
Past 5 years	(0.74%)
Since Inception	0.43%	[1]
Fidelity Corporate Bond ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.63%)
Past 5 years	(0.10%)
Since Inception	0.78%	[1]
LB004
Average Annual Return:
Past 1 year	(15.26%)
Past 5 years	0.42%
Since Inception	1.68%	[1]

[1]	AFrom October 6, 2014.